Form N-1A Supplement	Dec. 31, 2024
Class I Shares, Class S Shares | Sustainable Equity Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Neuberger Berman Advisers Management Trust® (“AMT Funds”)
Sustainable Equity Portfolio
Neuberger Berman Equity Funds® (“Equity Funds”)
Neuberger Berman Sustainable Equity Fund (“Sustainable Equity Fund”)
Supplement to the Summary Prospectuses and Prospectuses, and the Statement of Additional Information (“SAI”), of Sustainable Equity Portfolio, each dated May 1, 2025 and Sustainable Equity Fund, each dated December 18, 2024, each as may be amended and supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME AND RELATED
INVESTMENT POLICY

The Board of Trustees for the AMT Funds and Equity Funds has approved a change in the name and 80% investment policy along with corresponding changes in the principal investment strategies of each of Sustainable Equity Fund and Sustainable Equity Portfolio (together, the “Funds”). Accordingly, effective July 28, 2025 (the “Effective Date”) the name of each Fund will change as follows:

Current Fund Name	New Fund Name
Neuberger Berman Sustainable Equity Fund	Neuberger Berman Quality Equity Fund
Sustainable Equity Portfolio	Quality Equity Portfolio

Importantly, the investment goal and philosophy remain unchanged as further described below.

In connection with the name change, on the Effective Date, each Fund will no longer be required pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “Names Rule”) to have an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its ESG criteria.  The Fund considers its ESG criteria to be the same as its Sustainable Investing Criteria.

However, in pursuing its goal, each Fund’s principal investment strategies will state that the Fund intends to invest predominantly in common stocks of mid- to large-capitalization companies that the Portfolio Manager believes to be high-quality selected in accordance with the Fund’s Sustainable Investing Criteria.  Each Fund will define “predominantly” for this purpose to mean at least 80% of the Fund’s net assets at the time of initial purchase.

Additionally, each Fund will be required pursuant to the Names Rule to invest at least 80% of its net assets in equity securities, as outlined in the Principal Investment Strategies below.

Accordingly, on the Effective Date, the following information supplements and supersedes any contrary information in each Fund’s Summary Prospectuses, Prospectuses and SAI.

(1)
For each Fund’s Summary Prospectuses, Prospectuses, and SAI, all references to Neuberger Berman Sustainable Equity Fund and Sustainable Equity Portfolio are deleted and replaced with Neuberger Berman Quality Equity Fund and Quality Equity Portfolio, respectively.

(2)	The “Principal Investment Strategies” section in each Fund’s Summary Prospectuses and Prospectuses is deleted and replaced with the following:

The date of this supplement is May 29, 2025.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com